Reserves for Losses and Adjustment Expenses - Reconciliation of Beginning and Ending Consolidated Loss and Loss Adjustment Expenses (LAE) Reserves (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 02, 2020	Dec. 31, 2017
Insurance [Abstract]
Provision for losses and LAE, beginning balance		$ 6,951.8	$ 7,074.2	$ 6,749.5
Less reinsurance recoverable			(2,319.8)	(2,077.6)		$ (1,515.2)
Net losses and LAE reserves, beginning balance		4,632.0	4,996.6	5,234.3
Net loss and LAE expenses (disposed) (1)		(818.5)	0.0	0.0
Movement in net provision for losses and LAE for claims incurred:
Current year		1,841.7	1,620.2	1,684.1
Prior years		(0.9)	59.5	(111.1)
Total incurred		1,840.8	1,679.7	1,573.0
Losses and LAE payments for claims incurred:
Current year		(404.9)	(428.5)	(285.7)
Prior years		(1,359.7)	(1,694.1)	(1,441.0)
Total paid		(1,764.6)	(2,122.6)	(1,726.7)
Foreign exchange losses/(gains)		80.4	78.3	(84.0)
Net losses and LAE reserves, ending balance		3,970.1	4,632.0	4,996.6
Plus reinsurance recoverable on unpaid losses at the end of the year		3,195.2	2,319.8	2,077.6
Provision for losses and LAE at the end of the year		7,165.3	6,951.8	7,074.2
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Net loss and LAE expenses (disposed) (1)		(818.5)	0.0	0.0
Insurance
Insurance [Abstract]
Provision for losses and LAE, beginning balance		2,026.1	2,153.0
Net losses and LAE reserves, beginning balance		2,026.1	2,153.0
Movement in net provision for losses and LAE for claims incurred:
Prior years		(35.2)	(114.4)
Losses and LAE payments for claims incurred:
Net losses and LAE reserves, ending balance		1,874.4	2,026.1	2,153.0
Provision for losses and LAE at the end of the year		1,874.4	$ 2,026.1	$ 2,153.0
Surety Product Line | Insurance
Insurance [Abstract]
Net loss and LAE expenses (disposed) (1)		42.0
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Net loss and LAE expenses (disposed) (1)		42.0
Accident and Health Insurance Product Line
Insurance [Abstract]
Net loss and LAE expenses (disposed) (1)		6.5
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Net loss and LAE expenses (disposed) (1)		6.5
Enstar
Insurance [Abstract]
Net loss and LAE expenses (disposed) (1)		770.0
Losses and LAE payments for claims incurred:
Plus reinsurance recoverable on unpaid losses at the end of the year	[1]				$ 770.0
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Net loss and LAE expenses (disposed) (1)		$ 770.0

[1]	Included within reinsurance recoverable for unpaid losses are $770.0 million of recoveries associated with the purchase of an adverse development cover.